Income Taxes - Additional information (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pre-change loss	Mar. 09, 2012 Pre-change loss	Mar. 09, 2012 Pre-change loss Maximum	Sep. 30, 2013 Federal	Jun. 30, 2013 Federal	Dec. 31, 2012 Federal	Dec. 31, 2011 Federal	Sep. 30, 2013 State	Jun. 30, 2013 State	Dec. 31, 2012 State	Dec. 31, 2011 State
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 807,000	$ 5,825,000	$ 11,680,000	$ 12,487,000	$ 8,210,000	$ 10,724,261	$ 1,699,452
Effective tax rates	32.40%	38.10%	38.20%	37.80%	38.10%
Net operating loss carryforwards									12,400,000	14,100,000	61,385,000	30,135,000	15,230,000	11,300,000	39,947,000	26,295,000	11,444,000	7,500,000
Deferred tax asset valuation allowance	0			0
Annual limitation of net operating loss carryforward under section 382						$ 700,000
Net operating loss net carry forward period								20 years